VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2023 (Unaudited)

Shares		Value
Private Investment Funds(a) - 84.5%
	Diversified – 84.5%
97,191	AEW Core Property (U.S.), LP	$ 109,964,142
—	AEW Value Investors US LP(b)(c)	62,267,745
106,972,008	CBRE U.S. Core Partners LP	193,828,999
155,124,479	CBRE U.S. Logistics Partners LP(b)	200,948,250
76,583	Clarion Gables Multifamily Trust LP	126,778,953
136,024	Clarion Lion Properties Fund LP	230,249,280
51,570	GI Partners ETS Fund(b)	62,060,920
—	GWL U.S. Property Fund LP(b)(d)	138,348,486
66,554	Harrison Street Core Property Fund	106,142,377
96,999	Heitman America Real Estate LP	134,967,465
112,217	Heitman Core Real Estate Debt Income Trust LP(b)	104,451,112
14,504	Hines European Property Partners(b)	21,162,361
996	Invesco Core Real Estate USA LP	206,050,293
864,289	Invesco Real Estate Asia Fund	109,654,973
907,366	RREEF America REIT II, Inc.	130,232,167
29,449	TA Realty Core Property Fund, LP	42,743,572
2,269	Trumbull Property Fund LP	22,439,722
1,043	Trumbull Property Income Fund, LP	13,775,580
—	US Government Building Open-End Feeder, LP(e)	47,095,223
—	USGBF Alpha Feeder LP(f)(g)	31,459,901
55,016	Walton Street Real Estate Core-Plus Fund, LP(b)	73,461,375

	Total Private Investment Funds	2,168,082,896
	(Cost $1,934,165,880)
Common Stocks - 11.6%
	Apartments/Single Family Residential – 2.5%
325,204	American Homes 4 Rent, Class A Shares, REIT	11,528,482
297,058	Apartment Income REIT Corp.	10,720,823
53,321	AvalonBay Communities, Inc., REIT	10,092,066
59,747	Camden Property Trust, REIT	6,504,656
537	Daiwa House REIT Investment Corp. (Japan)	1,029,615
118,984	Equity Residential, REIT	7,849,374
13,392	Essex Property Trust, Inc., REIT	3,137,746
115,190	Independence Realty Trust, Inc., REIT	2,098,762
2,137	Invincible Investment Corp., REIT (Japan)	849,500
273,259	Invitation Homes, Inc., REIT	9,400,110
27,956	Spirit Realty Capital, Inc., REIT	1,100,907
		64,312,041
	Diversified – 2.2%
286	Activia Properties, Inc., REIT (Japan)	799,780
7,781	American Tower Corp., REIT	1,509,047
135,242	Arena, REIT (Australia)	340,114
103,560	Broadstone Net Lease, Inc., REIT	1,598,966
371,880	Cromwell European Real Estate Investment Trust, REIT (Singapore)	633,899
13,505	Crown Castle, Inc, REIT	1,538,760
1,036,711	Digital Core REIT Management Pte, Ltd. (Singapore)	494,086
114,681	Digital Realty Trust, Inc., REIT	13,058,726
18,788	Equinix, Inc., REIT	14,728,665
90,019	Gaming and Leisure Properties, Inc., REIT	4,362,321
7,118	Gecina SA, REIT (France)	759,338
163,759	Ingenia Communities Group, REIT (Australia)	436,029
169,038	Mercialys SA, REIT (France)	1,527,582
159,813	Merlin Properties Socimi SA, REIT (Spain)	1,368,855
362	Mori Hills REIT Investment Corp. (Japan)	370,310
2,562	Sekisui House Reit, Inc. (Japan)	1,492,065
Shares		Value

	Diversified - (continued)
722,461	Stockland, REIT (Australia)	$ 1,942,180
336,594	VICI Properties, Inc., REIT	10,579,149
		57,539,872
	Health Care – 1.4%
123,100	Chartwell Retirement Residences (Canada)	879,982
51,191	Healthcare Realty Trust, Inc., REIT	965,462
120,552	HealthCo, REIT (Australia)	105,602
203,157	Healthpeak Properties, Inc., REIT	4,083,456
67,454	Medical Properties Trust, Inc., REIT	624,624
24,896	National Health Investors, Inc., REIT	1,305,048
236,194	Sabra Health Care REIT, Inc.	2,780,003
250,629	Ventas, Inc., REIT	11,847,233
164,462	Welltower, Inc., REIT	13,303,331
		35,894,741
	Hotels – 0.3%
1	CapitaLand Ascott Trust, REIT (Singapore)	1
52,399	DiamondRock Hospitality Co., REIT	419,716
270,102	Host Hotels & Resorts, Inc., REIT	4,545,817
1,566	Japan Hotel REIT Investment Corp. (Japan)	798,874
128,620	Xenia Hotels & Resorts, Inc., REIT	1,583,312
		7,347,720
	Office Properties – 0.6%
83,902	Alexandria Real Estate Equities, Inc., REIT	9,522,038
44,489	Boston Properties, Inc., REIT	2,562,122
92,600	Cousins Properties, Inc., REIT	2,111,280
		14,195,440
	Real Estate Operation/Development – 0.4%
593,300	Capitaland Investment, Ltd. (Singapore)	1,457,705
90,844	Castellum AB (Sweden)	869,608
113,900	Mitsui Fudosan Co., Ltd. (Japan)	2,270,188
826,258	Qualitas, Ltd. (Australia)	1,489,094
1,255,144	RAM Essential Services Property Fund (Australia)	576,919
40,400	Sumitomo Realty & Development Company Ltd. (Japan)	1,001,151
155,500	Sun Hung Kai Properties, Ltd. (Hong Kong)	1,964,682
84,586	Wihlborgs Fastigheter AB (Sweden)	612,253
		10,241,600
	Regional Malls – 0.4%
69,629	Klepierre SA, REIT (France)	1,729,875
79,235	Simon Property Group, Inc., REIT	9,150,058
		10,879,933
	Residential – 0.2%
22,492	Equity LifeStyle Properties, Inc., REIT	1,504,490
32,022	Sun Communities, Inc., REIT	4,177,590
		5,682,080
	Shopping Centers – 1.0%
759,800	CapitaLand Integrated Commercial Trust, REIT (Singapore)	1,076,742
50,771	Federal Realty Investment Trust, REIT	4,913,110
303,129	Kite Realty Group Trust, REIT	6,771,902
1,136,381	Lendlease Global Commercial, REIT (Singapore)	555,719
708,280	Link, REIT (Hong Kong)	3,943,082
31,863	Regency Centers Corp., REIT	1,968,177
631,737	Scentre Group, REIT (Australia)	1,117,235
338,905	SITE Centers Corp., REIT	4,480,324
		24,826,291
	Storage – 0.9%
76,027	Big Yellow Group, PLC, REIT (United Kingdom)	1,037,451
176,365	CubeSmart, REIT	7,876,461

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2023 (Unaudited) (continued)

Shares		Value

	Storage - (continued)
32,718	Extra Space Storage, Inc., REIT	$ 4,870,074
22,962	Public Storage, REIT	6,702,149
124,008	Safestore Holdings, PLC, REIT (United Kingdom)	1,342,275
		21,828,410
	Warehouse/Industrial – 1.7%
333,981	Centuria Industrial, REIT (Australia)	691,725
746	CRE Logistics, Inc., REIT (Japan)	923,134
223,800	Dream Industrial Real Estate Investment Trust, REIT (Canada)	2,383,709
2,049,107	ESR, REIT (Singapore)	509,343
168,745	ESR Kendall Square Co., Ltd., REIT (South Korea)	514,804
41,402	First Industrial Realty Trust, Inc., REIT	2,179,401
51,910	Goodman Group, REIT (Australia)	697,818
699	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	735,857
310	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	889,153
376,000	Nexus Industrial, REIT (Canada)	2,406,854
58,300	Plymouth Industrial, Inc., REIT	1,342,066
205,494	Prologis, Inc., REIT	25,199,729
56,154	Rexford Industrial Realty, Inc., REIT	2,932,362
187,293	Segro, PLC, REIT (United Kingdom)	1,708,078
748,000	SF Real Estate Investment Trust, REIT (Virgin Islands (British))	265,921
331,774	Tritax Big Box REIT, PLC (United Kingdom)	528,025
		43,907,979

	Total Common Stocks	296,656,107
	(Cost $320,259,105)
Preferred Stocks - 1.4%
	Apartments/Single Family Residential – 0.1%
22,805	Agree Realty Corp., REIT, Series A, 4.25%	423,717
	American Homes 4 Rent, REIT,
18,850	Series G, 5.88%	455,416
6,009	Series H, 6.25%	150,165
1,145	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	25,568
		1,054,866
	Diversified – 0.1%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	486,533
	Digital Realty Trust, Inc., REIT,
43,605	Series J, 5.25%	927,478
54,320	Series K, 5.85%	1,269,459
35,470	Series L, 5.20%	764,733
		3,448,203
	Hotels – 0.2%
60,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,143,135
24,740	DiamondRock Hospitality Co., REIT, 8.25%	631,365
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	88,984
2,490	Series D, 6.50%	49,177
	Pebblebrook Hotel Trust, REIT,
1,935	Series F, 6.30%	37,694
46,460	Series G, 6.38%	868,802
36,595	Series H, 5.70%	636,753
	Sunstone Hotel Investors, Inc., REIT,
20,375	Series H, 6.13%	411,778
38,740	Series I, 5.70%	727,150
		4,594,838
Shares		Value

	Office Properties – 0.2%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	$ 111,707
98,336	Hudson Pacific Properties, Inc., REIT, Series C, 4.75%	920,425
84,863	SL Green Realty Corp., REIT, Series I, 6.50%	1,514,804
	Vornado Realty Trust, REIT,
6,955	Series L, 5.40%	108,568
94,136	Series M, 5.25%	1,399,802
30,015	Series N, 5.25%	449,625
88,971	Series O, 4.45%	1,199,329
		5,704,260
	Shopping Centers – 0.2%
	Kimco Realty Corp., REIT,
3,403	Series L, 5.13%	79,970
10,138	Series M, 5.25%	248,077
19,850	RPT Realty, REIT, Series D, 7.25%	972,650
	Saul Centers, Inc., REIT,
9,150	Series D, 6.13%	200,934
26,573	Series E, 6.00%	572,648
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,333,833
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,486,960
39,420	Series K, 5.88%	881,037
		5,776,109
	Storage – 0.5%
13,790	National Storage Affiliates Trust, REIT, Series A, 6.00%	321,721
	Public Storage, REIT,
29,855	Series F, 5.15%	740,105
44,185	Series G, 5.05%	1,094,904
215,638	Series H, 5.60%	5,554,835
18,625	Series I, 4.88%	436,384
10,735	Series J, 4.70%	241,645
49,245	Series L, 4.63%	1,084,867
39,770	Series M, 4.13%	791,423
28,080	Series O, 3.90%	532,678
46,600	Series P, 4.00%	905,438
10,735	Series Q, 3.95%	197,846
33,320	Series R, 4.00%	631,414
19,970	Series S, 4.10%	388,217
		12,921,477
	Telecommunications – 0.0%
	DigitalBridge Group, Inc.,
24,955	Series I, 7.15%	525,303
18,525	Series J, 7.13%	397,176
		922,479
	Warehouse/Industrial – 0.1%
	Rexford Industrial Realty, Inc., REIT,
9,348	Series B, 5.88%	213,508
64,270	Series C, 5.63%	1,403,014
		1,616,522

	Total Preferred Stocks	36,038,754
	(Cost $42,917,090)
Par
Commercial Mortgage Backed Securities - 2.0%
	BANK, 144A
$23,841,000	1.05%, 10/17/2052 Ser 2019-BN21, Class XF(h)	1,076,321
9,170,167	1.12%, 12/15/2052 Ser 2019-BN23, Class XD(h)	473,320
9,188,000	0.71%, 12/15/2053 Ser 2020-BN30, Class XD(h)	325,128
1,600,000	2.50%, 12/15/2053 Ser 2020-BN30, Class D(h)	857,936
1,160,500	2.50%, 12/15/2053 Ser 2020-BN30, Class E(h)	561,780

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2023 (Unaudited) (continued)

Par		Value
Commercial Mortgage Backed Securities (continued)
$8,575,000	1.60%, 11/15/2054 Ser 2017-BNK9, Class XD(h)	$ 467,253
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D(h)	1,049,558
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF(h)	278,040
3,500,000	2.08%, 11/15/2062 Ser 2019-BN22, Class F(h)	1,422,197
9,703,500	1.03%, 1/15/2063 Ser 2020-BN25, Class XD(h)	461,957
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF	419,905
6,000,000	2.03%, 1/15/2063 Ser 2020-BN25, Class F(h)	2,399,360
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E	600,867
2,000,000	2.25%, 6/15/2063 Ser 2021-BN34, Class F	676,167
7,000,000	1.01%, 5/15/2064 Ser 2021-BN33, Class XD(h)	393,186
6,262,000	1.42%, 4/15/2065 Ser 2022-BNK41, Class XD(h)	599,977
1,500,000	2.50%, 4/15/2065 Ser 2022-BNK41, Class D	732,911
1,400,000	2.50%, 4/15/2065 Ser 2022-BNK41, Class E	589,338
12,250,000	BBCMS Mortgage Trust, 1.55%, 10/15/2053 Ser 2020-C8, Class XD, 144A(h)	1,032,745
	BENCHMARK Mortgage Trust, 144A
12,667,000	1.33%, 1/15/2051 Ser 2018-B1, Class XE(h)	580,118
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD(h)	309,286
1,719,500	3.25%, 10/10/2051 Ser 2018-B6, Class D(h)	787,157
3,800,000	1.09%, 2/15/2053 Ser 2020-B16, Class XD(h)	214,270
1,000,000	2.50%, 2/15/2053 Ser 2020-B16, Class D	571,769
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E	733,880
10,000,000	1.53%, 1/15/2054 Ser 2020-B22, Class XD(h)	820,914
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E	1,474,111
18,000,000	1.68%, 4/15/2054 Ser 2021-B25, Class XD(h)	1,635,512
13,000,000	1.48%, 6/15/2054 Ser 2021-B26, Class XD(h)	1,083,519
6,500,000	1.14%, 8/15/2057 Ser 2019-B13, Class XF(h)	301,185
4,000,000	1.64%, 8/15/2057 Ser 2019-B13, Class XD(h)	290,846
2,750,000	CD Mortgage Trust, 3.25%, 8/15/2051 Ser 2018-CD7, Class D, 144A(h)	1,619,947
4,500,000	CGMS Commercial Mortgage Trust, 3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	2,776,613
	Citigroup Commercial Mortgage Trust, 144A
1,000,000	3.50%, 6/10/2051 Ser 2018-C5, Class D(h)	605,929
5,000,000	0.74%, 11/10/2052 Ser 2019-GC43, Class XF(h)	152,982
3,750,000	0.74%, 11/10/2052 Ser 2019-GC43, Class XG(h)	114,066
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G	1,285,546
	Comm Mortgage Trust,
1,094,000	5.49%, 5/15/2045 Ser 2012-CR1, Class C(h)	958,891
1,000,000	5.49%, 5/15/2045 Ser 2012-CR1, Class D, 144A(h)	703,158
1,865,000	4.48%, 12/10/2045 Ser 2012-CR5, Class E, 144A(h)	1,281,601
618,477	4.15%, 1/10/2046 Ser 2013-LC6, Class D, 144A(h)	574,797
2,950,000	3.99%, 3/10/2046 Ser 2013-CR6, Class E, 144A(h)	1,965,880
2,600,000	5.01%, 5/10/2047 Ser 2014-CR17, Class D, 144A(h)	2,146,158
2,730,000	1.14%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(h)	146,957
3,980,500	CSAIL Commercial Mortgage Trust, 2.15%, 3/15/2052 Ser 2019-C15, Class XD, 144A(h)	354,215
	GS Mortgage Securities Trust,
2,000,000	4.71%, 8/10/2046 Ser 2013-GC14, Class F, 144A(h)	1,365,927
1,250,000	4.71%, 8/10/2046 Ser 2013-GC14, Class D, 144A(h)	1,051,126
1,600,600	4.66%, 11/10/2047 Ser 2014-GC26, Class C(h)	1,304,359
4,249,000	2.57%, 5/12/2053 Ser 2020-GC47, Class F, 144A(h)	1,718,753
1,500,000	3.57%, 5/12/2053 Ser 2020-GC47, Class D, 144A(h)	912,571
2,750,000	3.57%, 5/12/2053 Ser 2020-GC47, Class C(h)	2,004,634
	JPMBB Commercial Mortgage Securities Trust,
1,500,000	4.43%, 8/15/2046 Ser 2013-C14, Class C(h)	1,357,500
1,425,000	4.78%, 4/15/2047 Ser 2014-C19, Class D, 144A(h)	1,249,100
Par		Value
Commercial Mortgage Backed Securities (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust,
$1,250,000	4.87%, 6/15/2047 Ser 2014-C16, Class D, 144A(h)	$ 991,365
17,880,929	1.41%, 5/15/2050 Ser 2017-C33, Class XA(h)	615,671
	Morgan Stanley Capital I Trust, 144A
1,414,000	3.00%, 6/15/2052 Ser 2019-H6, Class D	864,867
2,629,600	2.50%, 5/15/2054 Ser 2021-L5, Class F	921,894

	Total Commercial Mortgage Backed Securities	52,265,020
	(Cost $76,845,443)
Shares
Short-Term Investment - 2.4%
60,282,188	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 4.98%	60,282,188
	(Cost $60,282,188)
	Total Investments - 101.9%	2,613,324,965
	(Cost $2,434,469,706)
	Other Liabilities - (1.9)%	(48,137,730)
	Net Assets - 100.0%	$2,565,187,235

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 13.8% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.
(f)	Partnership is not designated in units. The Fund owns approximately 38.0% of this Fund.
(g)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(h)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.
Portfolio Abbreviations:
144A - Rule 144A Security
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2023 (Unaudited) (continued)

Industry	% of Net Assets
Diversified	86.8%
Apartments/Single Family Residential	2.6%
Short-Term Investment	2.4%
Commercial Mortgage Backed Securities	2.0%
Warehouse/Industrial	1.8%
Health Care	1.4%
Storage	1.4%
Shopping Centers	1.2%
Office Properties	0.8%
Hotels	0.5%
Regional Malls	0.4%
Real Estate Operation/Development	0.4%
Residential	0.2%
Telecommunications	0.0%
Liabilities in excess of Other Assets	(1.9)%
Total	100.0%
See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2023 (Unaudited)

Securities Valuation - Consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each Private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCREIF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:
•  Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party preferably once annually, but at least once every 36 months. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.
•  Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.
The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.
For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2023 (Unaudited) (continued)

the Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Fund's valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The June 30, 2023 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its June 30, 2023 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:
	Total Market Value at 06/30/2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$296,656,107	$255,882,961	$40,773,146	$—
Preferred Stocks*	36,038,754	36,038,754	—	—
Commercial Mortgage Backed Securities	52,265,020	—	52,265,020	—
Short-Term Investment	60,282,188	60,282,188	—	—
Subtotal	$445,242,069	$352,203,903	$93,038,166	$—
Private Investment Funds (held at NAV)*	2,168,082,896
Total	$2,613,324,965
*	See Portfolio of Investments for industry breakout.
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2023 (Unaudited) (continued)

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The U.S. Federal Reserve has continued raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.
Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Sub-REITs invest in illiquid assets, and may be unable to sell their assets, or be forced to sell them at reduced prices. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund's investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.
Restricted Securities. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of June 30, 2023, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Core Property (U.S.), LP	7/2/2013	97,191	—	$95,201	$109,964	$—	4.3%
AEW Value Investors US LP	8/17/2017	—	24.6%	56,521	62,268	—	2.4%
CBRE U.S. Core Partners LP	3/29/2018	106,972,008	—	165,517	193,829	—	7.6%
CBRE U.S. Logistics Partners LP	3/31/2022	155,124,479	—	200,060	200,948	—	7.8%
Clarion Gables Multifamily Trust LP	3/4/2019	76,583	—	100,002	126,779	—	4.9%
Clarion Lion Properties Fund LP	7/1/2013	136,024	—	191,131	230,249	—	9.0%
GI Partners ETS Fund	9/24/2021	51,570	—	57,645	62,061	49,519	2.4%

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2023 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
GWL U.S. Property Fund LP	12/30/2019	—	13.8%	$120,240	$138,349	$—	5.4%
Harrison Street Core Property Fund	8/13/2014	66,554	—	92,207	106,142	—	4.1%
Heitman America Real Estate LP	12/2/2014	96,999	—	117,532	134,968	—	5.3%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	112,217	—	113,870	104,451	—	4.1%
Hines European Property Partners	11/3/2022	14,504	—	14,220	21,162	133,172	0.8%
Invesco Core Real Estate USA LP	12/31/2013	996	—	176,491	206,050	—	8.0%
Invesco Real Estate Asia Fund	9/30/2014	864,289	—	110,917	109,655	—	4.3%
RREEF America REIT II, Inc.	9/30/2013	907,366	—	109,244	130,232	—	5.1%
TA Realty Core Property Fund, LP	1/3/2022	29,449	—	46,388	42,744	—	1.7%
Trumbull Property Fund LP	9/30/2013	2,269	—	24,473	22,440	—	0.9%
Trumbull Property Income Fund, LP	4/1/2016	1,043	—	12,913	13,776	—	0.5%
US Government Building Open-End Feeder, LP	5/1/2014	—	1.7%	35,080	47,095	—	1.8%
USGBF Alpha Feeder LP	10/1/2021	—	38.0%	30,037	31,460	—	1.2%
Walton Street Real Estate Core-Plus Fund, LP	10/1/2021	55,016	—	64,477	73,461	35,223	2.9%
Total				$1,934,166	$2,168,083	$217,914	84.5%
(a)	The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.
(b)	Initial acquisition date as shares are purchased at various dates through the current period.
(c)	Unfunded Commitments approximate their fair values.
Security	Redemption Request(a)	Redemption Notice(b)	Lock Up Applicable at Period End
AEW Core Property (U.S.), LP	Partial	45 Days
AEW Value Investors US LP	Full	90 Days
CBRE U.S. Core Partners LP	Partial	60 Days
CBRE U.S. Logistics Partners LP	-	90 Days	3 years, initial investment
Clarion Gables Multifamily Trust LP	Partial	90 Days
Clarion Lion Properties Fund LP	Partial	90 Days
GI Partners ETS Fund	-	90 Days	3 years, initial investment
GWL U.S. Property Fund LP	Partial	90 Days
Harrison Street Core Property Fund	-	45 Days
Heitman America Real Estate LP	Partial	90 Days
Heitman Core Real Estate Debt Income Trust LP	Partial	90 Days
Hines European Property Partners	-	90 Days	3 years, initial investment
Invesco Core Real Estate USA LP	Partial	45 Days
Invesco Real Estate Asia Fund	Partial	45 Days
RREEF America REIT II, Inc.	Partial	45 Days
TA Realty Core Property Fund, LP	Partial	45 Days
Trumbull Property Fund LP	Full	60 Days
Trumbull Property Income Fund, LP	Full	60 Days
US Government Building Open-End Feeder, LP	-	60 Days
USGBF Alpha Feeder LP	-	60 Days	2 years, each capital contribution
Walton Street Real Estate Core-Plus Fund, LP	-	45 Days	2 years, each capital contribution
(a)	The Fund submitted a partial or full redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(b)	The investment funds provide for a quarterly redemption subject to the notice period listed.